Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Fair Value of Financial Instruments Measured on a Recurring Basis	The fair value of financial instruments measured on a recurring basis as of June 30, 2024 consisted of the following:
	Fair Value Measurements as of June 30, 2024
Description	Level 1	Level 2	Level 3	Total
Derivative liabilities	$-	$-	$2,882,435	$2,882,435
Warrant liabilities	-	-	265,100	265,100
Total recurring fair value measurements	-	-	$3,147,535	$3,147,535
The fair value of financial instruments measured on a recurring basis as of December 31, 2023 consisted of the following:
	Fair Value Measurements as of December 31, 2023
Description	Level 1	Level 2	Level 3	Total
Derivative liabilities	$-	$-	$1,389,203	$1,389,203

Schedule of Roll-Forward of Changes for Financial Instruments Measured at Fair Value on a Recurring Basis	The following table provides a roll-forward of changes for financial instruments measured at fair value on a recurring basis for the six months ended June 30, 2024:
Derivative Liabilities	Amount
Balance as of December 31, 2023	$1,389,203
Initial fair value of derivative liabilities upon issuance	1,338,727
Loss on change in fair value of derivative liabilities	1,903,025
Extinguishment of derivative liabilities upon conversion or settlement	(1,748,520)
Balance as of June 30, 2024	$2,882,435
Warrant Liabilities	Amount
Balance as of December 31, 2023	$-
Fair value of warrant liabilities upon issuance	4,545,700
Gain on change in fair value of warrant liabilities	(1,759,600)
Extinguishment of warrant liabilities upon exercise of prefunded warrants	(2,521,000)
Balance as of June 30, 2024	$265,100
The following table provides a roll-forward of changes for financial instruments measured at fair value on a recurring basis for the years ended December 31, 2023:
Derivative liabilities	Amount
Balance as of December 31, 2022	$-
Initial fair value of derivative liabilities upon issuance	2,613,177
Gain on change in fair value of derivative liabilities	(385,138)
Extinguishment of derivative liabilities upon conversion of convertible notes	(838,836)
Balance as of December 31, 2023	$1,389,203
Warrant liability	Amount
Balance as of December 31, 2022	$-
Fair value of warrant liability upon issuance	1,156,300
Loss on change in fair value of warrant liability	27,900
Extinguishment of warrant liability upon exercise of prefunded warrants	(1,184,200)
Balance as of December 31, 2023	$-